Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.45%
U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	2 years 4 months 24 days
Fixed Interest Rate (%)	1.40%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 30,648
Derivative, Notional Amount	578,912
Interest Rate Swap [Member]
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ 88,025
U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	4 years 8 months 12 days
Fixed Interest Rate (%)	3.40%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 8,115
Derivative, Notional Amount	$ 232,976
U.S. Dollar-denominated interest rate swaps | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	1 year 1 month 6 days
Fixed Interest Rate (%)	3.00%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 49,262
Derivative, Notional Amount	$ 107,725